Notes Payable (Details) (USD $)	12 Months Ended					12 Months Ended						3 Months Ended		12 Months Ended
	Dec. 31, 2012 Bank	Dec. 31, 2012 Minimum	Feb. 10, 2012 Minimum	Dec. 31, 2012 Maximum	Feb. 10, 2012 Maximum	Dec. 31, 2012 Unsecured Working Capital Revolving Credit Facility [Member]	Dec. 31, 2012 Unsecured Working Capital Revolving Credit Facility [Member] Minimum	Dec. 31, 2012 Unsecured Working Capital Revolving Credit Facility [Member] Maximum	Dec. 31, 2012 Unsecured Term Loan [Member]	Dec. 31, 2012 Unsecured Term Loan [Member] Minimum	Dec. 31, 2012 Unsecured Term Loan [Member] Maximum	Dec. 31, 2012 Term Loan Swap [Member]	Dec. 31, 2012 Unsecured Revolving Credit Facility [Member]	Dec. 31, 2012 PNC Bank [Member] Unsecured Working Capital Revolving Credit Facility [Member]		Dec. 31, 2012 Wells Fargo Unsecured Revolving Credit Facility [Member]		Dec. 31, 2012 Key Bank [Member] Unsecured Term Loan [Member]
Line of Credit Facility [Line Items]
Number of banks in the consortium	8
Number of banks in consortium after modification	9
Expiration date prior to modification	Jan. 31, 2014
Line of Credit capacity prior to modification	$ 190,000,000
Line of credit capacity after first modification	215,000,000
Expiration date subsequent to modification	Mar. 29, 2016													Mar. 29, 2016	[1]	Mar. 29, 2016	[1]	Sep. 27, 2017	[2]
Optional period to extend term of facility	1 year 0 months 0 days
Size of the accordion feature		50,000,000		160,000,000							250,000,000
Amount of accordion feature exercised	25,000,000
Maximum borrowing capacity						10,000,000			125,000,000.0				215,000,000
Interest Rate	2.00%								0.70%	1.50%	2.30%	0.70%		0.00%	[1]	1.80%	[1]	2.20%	[2]
Maturity	Mar. 29, 2016													Mar. 29, 2016	[1]	Mar. 29, 2016	[1]	Sep. 27, 2017	[2]
Outstanding Balance	262,000,000													0	[1]	137,000,000	[1]	125,000,000	[2]
Variable rate basis						LIBOR
Basis spread on variable rate (in percent)			2.50%		3.50%		1.60%	2.35%
LIBOR rate period fixed						1.60%			1.50%
Commitment fee (in hundredths)							0.25%	0.35%
Commitment Fee for the current period (in hundredths)						0.25%
Notional Amount												$ 125,000,000
Term Loan Swap Term												5 years 0 months 0 days

[1]	The interest rate on the credit facilities is based on LIBOR plus 160 to 235 basis points, depending upon overall Company leverage as defined in the loan agreements for the Company's credit facility, with the current rate set at 160 basis points. Additionally, the Company pays fees on the unused portion of the credit facilities ranging between 25 and 35 basis points based upon usage of the aggregate commitment, with the current rate set at 25 basis points.
[2]	The interest rate on the term loan is based on LIBOR plus an applicable margin of 1.5% to 2.3% depending on overall Company leverage (with the current rate set at 1.5%). On September 28, 2012, the Company executed two floating-to-fixed interest rate swaps totaling $125 million, locking LIBOR at 0.7% for five years which is effective October 1, 2012.